Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000025443 | 44891N208 | IAC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025443 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025443 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025443 | 693656100 | PVH Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025443 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025443 | 500754106 | The Kraft Heinz Company
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025443 | 31428X106 | FedEx Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025443 | 75886F107 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025443 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025443 | 090572207 | Bio-Rad Laboratories, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000117771 | 44891N208 | IAC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117771 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117771 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117771 | 693656100 | PVH Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117771 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117771 | 500754106 | The Kraft Heinz Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117771 | 31428X106 | FedEx Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117771 | BRS9F13 | Canal + SADIR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117771 | 4058629 | Glanbia PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117771 | BM8X1W3 | Louis Hachette Group
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117771 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117771 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117771 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117771 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117771 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000117771 | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000117771 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000117771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117771 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000117771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000117771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117771 | Communications
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000117771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000117771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025445 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025445 | BRS9F13 | Canal + SADIR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025445 | 4058629 | Glanbia PLC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025445 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025445 | 5852842 | Accor S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025445 | BJDS7L3 | Prosus N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025445 | BNDPYV1 | Eurofins Scientific S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025445 | 585464100 | Melco Resorts & Entertainment Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025445 | 6474494 | Jollibee Foods Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025445 | B7N0K05 | Premier Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025445 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025445 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025445 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025445 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025445 | France
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000025445 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025445 | India
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025445 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025445 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025445 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000025445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000025445 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000025445 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000025445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000025445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025445 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025444 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025444 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025444 | 277461703 | Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025444 | G9618E107 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025444 | G27907107 | Dole PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025444 | 896945201 | TripAdvisor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025444 | 384637104 | Graham Holdings Company, Class B
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025444 | BYM4063 | Becle S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025444 | 737630103 | PotlatchDeltic Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025444 | 2392545 | Gruma, S.A.B. DE C.V., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000025444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%